SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Weighted Average Number Of Shares Outstanding, Basic (in shares)	2,015,780	2,015,780	2,015,780
Minimum [Member]
Deferred Charges Amortization Period	1
Maximum [Member]
Deferred Charges Amortization Period	21